Business Combinations - Summary of Allocation of Purchase Price to the Fair Value of Assets Acquired (Details) - USD ($) $ in Thousands	Jan. 18, 2022	Nov. 16, 2021	Oct. 04, 2021	Jun. 30, 2023	Jun. 29, 2023	Jun. 30, 2022	Jun. 30, 2021
Assets acquired
Goodwill				$ 0	$ 9,000	$ 154,951	$ 109,895
Vinesse, LLC
Business Acquisition [Line Items]
Cash			$ 14,000
Accrued other			600
Contingent consideration			2,400
Fair value of consideration			17,000
Assets acquired
Fixed assets			121
Inventory			2,502
Trademarks			1,200
Customer relationships			3,700
Total identifiable assets acquired			7,523
Goodwill			$ 9,477
ACE Cider
Business Acquisition [Line Items]
Cash		$ 46,880
Accrued other		60
Contingent consideration		500
Fair value of consideration		47,440
Assets acquired
Fixed assets		4,205
Inventory		1,350
Trademarks		6,600
Customer relationships		14,300
Deferred Tax Liability		(6,554)
Total identifiable assets acquired		19,901
Goodwill		$ 27,539
Meier's Wine Cellars, Inc
Business Acquisition [Line Items]
Cash	$ 12,500
Shares of common stock	10,521
Contingent consideration	4,900
Settlement of pre-existing relationship	(125)
Fair value of consideration	27,796
Assets acquired
Accounts receivable	3,669
Fixed assets	12,859
Inventory	4,280
Trademarks	700
Customer relationships	6,400
Accounts payable and accrued expenses	(2,682)
Other assets	356
Deferred Tax Liability	(6,033)
Total identifiable assets acquired	19,549
Goodwill	$ 8,247